Fixed Assets, Net	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Fixed Assets, Net

Note 8 — Fixed Assets, Net

Fixed assets consisted of the following as of June 30, 2022 and December, 2021:

	June 30, 2022	December 31, 2021
	(unaudited)
Mining Machines	$2,584,071	$2,584,071
Software	16,000,000	16,000,000
Leasehold improvement	38,329	38,329
Office and equipment	305,651	305,651
Total cost of fixed assets	18,928,051	18,928,051
Less: accumulated depreciation	(2,625,607)	(1,420,309)
Less: impairment of mining machines	(1,691,079)	-
Fixed assets, net	$14,611,365	$17,507,742

On April 19, 2021, Lion Wealth Limited (the “Transferee”), a wholly-owned subsidiary of the Group, entered into an antminer transfer and maintenance agreement (the “Antminer Transfer and Maintenance Agreement”) with Shanghai ITHELP Network Technology Co., Ltd, (the “Transferor”), in a single transaction, to acquire the Bitmain Antminers S9 Hydro computer model equipment from the Transferor and the maintenance of the mining machines by Shanghai Minebaba Network Technology Co., Ltd (“Minebaba”). The acquisition was closed in May 2021, upon onsite inspection and acceptance and payment, with the Transferee acquiring five thousand brand new units of mining machines. The aggregate purchase price for the mining machines was approximately RMB 17 million (approximately $2.6 million), including the transportation and installation costs. The annual maintenance costs payable to the Minebaba are expected to be $0.2 million. In accordance with the Antminer Transfer and Maintenance Agreement, Minebaba shall operate and maintain the mining machines for three years. The Group may terminate Minebaba’s operation and maintenance with a written notice of 30 days prior to the termination without penalty. The depreciation expense of the mining machines in the amount of $88,171 was included in the line item “cost of crypto mining” in the condensed consolidated statements of operations for the six months ended June 30, 2021. No such expense during the six months ended June 30, 2022.

Depreciation expense, excluding depreciation expense of the mining machines during the operation was $1,198,122, and $279,680 for the six months ended June 30, 2022 and 2021, respectively, and are included in operating expenses.

The Group recorded $1,691,079 and $-0- impairment charges related to mining machines for the six months ended June 30, 2022 and 2021.